Income and Expenses - Summary of Cost of Devices, Accessories and Contract-Specific Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of devices and accessories	₱ 7,447	₱ 10,046	₱ 10,948
Cost of contract-specific services	5,337	3,965	4,144
Total cost of devices, accessories and contract-specific services	₱ 12,784	₱ 14,011	₱ 15,092